Assumptions Used in Accounting for Gratuity Plan (Detail) - Gratuity		12 Months Ended
		Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Defined Benefit Plan Disclosure [Line Items]
Discount rate - benefit obligations	[1]	8.60%	8.00%	9.00%
Discount rate - net periodic benefit cost	[1]	8.60%	8.00%	9.00%
Rate of increase in compensation levels of covered employees		8.00%	8.00%	8.50%
Rate of return on plan assets		8.00%	8.00%	8.00%

[1]	Weighted average assumptions used to determine both benefit obligations and net periodic benefit cost.